Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable—margin clients, allowance for doubtful accounts
Accounts receivable—others, allowance for doubtful accounts	41,893	129,439
Dеfеrrеd rеvеnuе, currеnt of thе consolidatеd variablе intеrеst еntitiеs without rеcoursе to China Financе Onlinе Co. Limitеd	3,792,852	7,037,155
Accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	2,731,088	3,127,403
Amounts due to customers for the trust bank balances held on their behalf of the consolidated variable interest entities without recourse to China Finance Online Co. Limited
Short-term loan of the consolidated variable interest entities without recourse to China Finance Online Co. Limited
Accounts payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	140,641	114,934
Income taxes payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	7,837	24,621
Deferred tax liabilities, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	140,074	2,725
Deferred revenue, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	1,062,318	3,032,794
Deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	$ 1,168,809
Ordinary shares, par value (in Dollars per share)	$ 0.00013	$ 0.00013
Ordinary shares, shares authorized (in Shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)	110,955,383	110,935,383
Ordinary shares, shares outstanding (in Shares)	110,955,383	110,935,383